S000036204 [Member] Annual Fund Operating Expenses - S000036204 [Member]	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
C000179754 [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%	[2]
Expenses (as a percentage of Assets)	1.11%	[3]
Fee Waiver or Reimbursement	(0.39%)	[4]
Net Expenses (as a percentage of Assets)	0.72%

[1]	Management fees have been restated to reflect current fees based on current asset levels.
[2]	Other expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year, taking into consideration changes in the Fund’s net assets.
[3]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[4]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through July 31, 2026, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expense, subject to applicable exclusions, will not exceed the annual rate of 0.72% for Class Inst. Any difference in the annual rate relative to the annual rate noted in the last row of the above table (e.g., net expense ratio) are due to applicable exclusions under the agreement.